SEGMENT INFORMATION - Revenue from Contract with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue from Contracts with Customers [Abstract]
Percentage of revenue	100.00%	100.00%	100.00%
Revenue from continuing operations	$ 493,572	$ 443,662	$ 405,135
Revenue	493,572	443,662	405,135
Deferred Revenue Movement [Abstract]
Opening balance	7,087	3,904
Revenue recognized during the year	(5,592)	(5,416)
Revenue deferred during the year	11,098	8,599
Closing balance	12,593	7,087	3,904
Deferred Revenue expected to be recognized [Abstract]
FY2023	8,600
FY2024	3,642
FY2025	323
FY2026	26
FY2027	2
Deferred revenue	12,593	7,087	3,904
Services transferred at a point in time
Revenue from Contracts with Customers [Abstract]
Revenue	37,645	40,775	48,486
Services transferred over time
Revenue from Contracts with Customers [Abstract]
Revenue	$ 455,927	402,887	356,649
Bottom of Range [Member]
Revenue from Contracts with Customers [Abstract]
Percentage of revenue	97.00%
United States of America [Member]
Revenue from Contracts with Customers [Abstract]
Revenue from continuing operations	$ 476,813	428,831	391,933
Others [Member].
Revenue from Contracts with Customers [Abstract]
Revenue from continuing operations	$ 16,759	$ 14,831	$ 13,202